Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax [Line Items]
Recognized in Profit or Loss	$ 81	$ 63	$ (208)
Recognized in Other Comprehensive Income	(239)	(305)	450
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	3,259	3,554	2,730
Effect of Retrospective Application of IFRS 16		26
Acquired by business combinations (Note 14)	6
Recognized in Profit or Loss	107	(16)	374
Recognized in Other Comprehensive Income	(239)	(305)	450
Ending balance	3,133	3,259	3,554
Deferred tax asset [Member] | Allowance for doubtful receivables over quota [Member]
Income tax [Line Items]
Beginning balance	404	435	289
Recognized in Profit or Loss	(39)	(31)	146
Ending balance	365	404	435
Deferred tax asset [Member] | Share of profits of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	402	389	331
Recognized in Profit or Loss	(1)	13	58
Ending balance	401	402	389
Deferred tax asset [Member] | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	2,034	2,307	1,723
Acquired by business combinations (Note 14)	1
Recognized in Profit or Loss	20	32	134
Recognized in Other Comprehensive Income	(239)	(305)	450
Ending balance	1,816	2,034	2,307
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	141	88	23
Acquired by business combinations (Note 14)	3
Recognized in Profit or Loss	155	53	65
Ending balance	299	141	88
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	98	111	106
Recognized in Profit or Loss	(25)	(13)	5
Ending balance	73	98	111
Deferred tax asset [Member] | Estimated warranty liabilities [Member]
Income tax [Line Items]
Beginning balance	34	26	22
Recognized in Profit or Loss	2	8	4
Ending balance	36	34	26
Deferred tax asset [Member] | Accrued award credits liabilities [Member]
Income tax [Line Items]
Beginning balance	17	14	15
Recognized in Profit or Loss	1	3	(1)
Ending balance	18	17	14
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	101	143	175
Effect of Retrospective Application of IFRS 16		26
Acquired by business combinations (Note 14)	2
Recognized in Profit or Loss	2	(68)	(32)
Ending balance	105	101	143
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	3,231	3,513	2,684
Effect of Retrospective Application of IFRS 16		26
Acquired by business combinations (Note 14)	6
Recognized in Profit or Loss	115	(3)	379
Recognized in Other Comprehensive Income	(239)	(305)	450
Ending balance	3,113	3,231	3,513
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	28	41	46
Recognized in Profit or Loss	(8)	(13)	(5)
Ending balance	20	28	41
Deferred tax liability [Member]
Income tax [Line Items]
Beginning balance	(1,912)	(1,992)	(1,430)
Effect of Retrospective Application of IFRS 9			1
Acquired by business combinations (Note 14)	(3)
Recognized in Profit or Loss	(52)	80	(563)
Ending balance	(1,967)	(1,912)	(1,992)
Deferred tax liability [Member] | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	(1,758)	(1,832)	(1,265)
Recognized in Profit or Loss	(54)	74	(567)
Ending balance	(1,812)	(1,758)	(1,832)
Deferred tax liability [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	(1)	(2)	(2)
Effect of Retrospective Application of IFRS 9			1
Acquired by business combinations (Note 14)	(3)
Recognized in Profit or Loss	1	1	(1)
Ending balance	(3)	(1)	(2)
Deferred tax liability [Member] | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Ending balance	(95)	(95)	(95)
Deferred tax liability [Member] | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(29)	(31)	(29)
Recognized in Profit or Loss	(1)	2	(2)
Ending balance	(30)	(29)	(31)
Deferred tax liability [Member] | Intangible assets and goodwill [member]
Income tax [Line Items]
Beginning balance	(29)	(32)	(39)
Recognized in Profit or Loss	2	3	7
Ending balance	$ (27)	$ (29)	$ (32)